Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Investment properties
Revenues	$ 272,074	$ 273,292	$ 218,014
Direct operating expenses	83,082	88,719	79,701
Development expenses	(1,325)	(975)	(1,486)
Net unrealized (loss) / gain from fair value adjustment of investment property	(374,236)	(236,973)	20,845
Net realized gain from fair value adjustment of investment property	$ 25,562	$ 44,977	$ 111,972